NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
NET INCOME/(LOSS) PER SHARE
Schedule of components of basic and diluted net income (loss) per share

	Year ended December 31,
	2019		2020		2021
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RUB	RUB	RUB	RUB	RUB	$	RUB	$
Net income/(loss), allocated for basic	11,231	1,461	22,096	2,617	(13,224)	(178.0)	(1,445)	(19.5)
Reallocation of net income/(loss) as a result of conversion of Class B to Class A shares	1,461	—	2,617	—	(1,445)	(19.5)	—	—
Reallocation of net income/(loss) to Class B shares	—	(37)	-	(99)	—	—	—	—
Dilution in Classifieds	(10)	—	(57)	—	—	—	—	—
Net income/(loss), allocated for diluted	12,682	1,424	24,656	2,518	(14,669)	(197.5)	(1,445)	(19.5)
Weighted average ordinary shares used in per share computation — basic	289,468,245	37,659,069	304,679,612	36,084,962	326,683,201	326,683,201	35,703,468	35,703,468
Dilutive effect of:
Conversion of Class B to Class A shares	37,659,069	—	36,084,962	—	35,703,468	35,703,468	—	—
Share-Based Awards	8,300,823	—	12,618,267	—	—	—	—	—
Weighted average ordinary shares used in per share computation — diluted	335,428,137	37,659,069	353,382,841	36,084,962	362,386,669	362,386,669	35,703,468	35,703,468
Net income/(loss) per share attributable to ordinary shareholders:
Basic	38.80	38.80	72.52	72.52	(40.48)	(0.54)	(40.48)	(0.54)
Diluted	37.81	37.81	69.77	69.77	(40.48)	(0.54)	(40.48)	(0.54)